Shareholder Fees {- Fidelity Managed Retirement 2025 Fund}	Sep. 29, 2020 USD ($)
07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-03 | Fidelity Managed Retirement 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none